NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4%
	Communications - 3.2%
10,125	Comcast Corporation, Class A	$361,361
806	Fox Corporation, Class A	45,168
1,854	Interpublic Group of Companies, Inc. (The)	45,386
15,308	KDDI Corporation	263,583
631	Omnicom Group, Inc.	45,394
7,461	Orange S.A.	113,497
2,267	Rogers Communications Inc, Class B	67,222
154,436	SoftBank Corporation	239,111
1,322	T-Mobile US, Inc.	314,981
		1,495,703
	Consumer Discretionary - 7.9%
1,708	Bunzl plc	54,389
2,907	Cie Generale des Etablissements Michelin	107,994
1,220	eBay, Inc.(a)	90,841
10,262	Ford Motor Company	111,343
204	Games Workshop Group PLC	45,417
2,545	General Motors Company	125,239
383	Genuine Parts Company	46,462
2,722	Home Depot, Inc. (The)	997,994
657	Lennar Corporation, Class A	72,671
1,200	LKQ Corporation	44,412
1,038	LVMH Moet Hennessy Louis Vuitton S.E.	543,575
1,560	Magna International, Inc.	60,288
617	Marriott International, Inc., Class A	168,571
4,798	Mercedes-Benz Group AG	280,815
939	Ross Stores, Inc.	119,798
660	Royal Caribbean Cruises Ltd.	206,672
3,562	Sekisui House Ltd.	78,718
10,419	Suzuki Motor Corporation	126,087
2,978	TJX Companies, Inc. (The)	367,753
		3,649,039
	Consumer Staples - 10.3%
8,000	Asahi Group Holdings Ltd.	107,061
8,909	British American Tobacco plc	423,464

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Consumer Staples - 10.3% (Continued)
664	Church & Dwight Company, Inc.	$63,817
10,436	Coca-Cola Company (The)	738,347
926	Coca-Cola Europacific Partners plc	85,859
2,200	Colgate-Palmolive Company	199,980
426	Constellation Brands, Inc., Class A	69,302
2,602	Danone S.A.	212,573
581	Estee Lauder Companies, Inc. (The), Class A	46,945
5,071	Kenvue, Inc.	106,136
6,585	Koninklijke Ahold Delhaize N.V.	275,344
6,456	Nestle S.A.	641,450
3,661	PepsiCo, Inc.	483,398
537	Royal Unibrew A/S	43,877
30,346	Tesco PLC	167,150
11,484	Walmart, Inc.	1,122,905
		4,787,608
	Energy - 5.1%
4,088	Chevron Corporation	585,361
10,638	Exxon Mobil Corporation	1,146,776
987	s.a. D’Ieteren n.v.(a)	212,048
3,562	Schlumberger Ltd.	120,396
6,345	TC Energy Corporation(a)	309,678
		2,374,259
	Financials - 30.4%
689	Allstate Corporation (The)	138,703
7,143	AXA S.A.	350,588
14,412	Banco Bilbao Vizcaya Argentaria S.A.	221,612
37,660	Banco Santander S.A.	311,704
6,396	Bank of Ireland Group PLC	91,043
1,872	Bank of New York Mellon Corporation (The)	170,558
7,408	Bank of Nova Scotia (The)	409,529
3,783	Beazley Plc	48,549
4,096	BNP Paribas	368,206
1,684	Capital One Financial Corporation	358,288
982	Chubb Ltd.	284,505

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Financials - 30.4% (Continued)
4,836	Citigroup, Inc.	$411,640
8,165	Danske Bank A/S	332,990
1,234	Deutsche Boerse A.G.	402,467
5,747	DNB Bank ASA	158,866
133	Everest Group Ltd.	45,200
771	Goldman Sachs Group, Inc. (The)	545,675
406	Hannover Rueck S.E.	127,778
80,280	HSBC Holdings PLC	971,655
22,224	ING Groep N.V.	487,567
51,707	Intesa Sanpaolo SpA	297,909
10,337	Japan Post Holdings Co LT	95,849
7,085	JPMorgan Chase & Company	2,054,011
769	Julius Baer Group Ltd.	51,990
26,703	Legal & General Group plc	93,315
65,930	Mitsubishi UFJ Financial Group, Inc.	907,722
13,634	Mizuho Financial Group, Inc.	377,981
3,198	Morgan Stanley	450,470
2,337	National Bank of Canada	241,093
14,321	Nordea Bank Abp	213,145
463	Northern Trust Corporation	58,704
464	Raymond James Financial, Inc.	71,164
8,877	Standard Chartered PLC	147,065
21,228	Sumitomo Mitsui Financial Group, Inc.	535,601
3,800	Sumitomo Mitsui Trust Holdings, Inc.	101,286
18,144	Svenska Handelsbanken A.B., A Shares	242,522
10,640	Swedbank AB, Class A	281,741
71	Swiss Life Holding A.G.	71,823
666	Sydbank A/S(a)	49,401
402	Talanx A.G.(a)	52,037
791	Thomson Reuters Corporation	159,023
10,621	Tokio Marine Holdings, Inc.	450,635
585	Travelers Companies, Inc. (The)	156,511
8,083	UBS Group Ag	273,542
5,110	UniCredit SpA	342,533

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Financials - 30.4% (Continued)
777	W R Berkley Corporation	$57,086
		14,071,282
	Health Care - 8.8%
1,425	Amgen, Inc.	397,874
695	Cigna Group (The)	229,753
3,153	CVS Health Corporation	217,494
3,359	Gilead Sciences, Inc.	372,412
19,562	GlaxoSmithKline plc	373,218
300	Humana, Inc.	73,344
3,446	Medtronic PLC	300,388
6,691	Merck & Company, Inc.	529,660
4,901	Novartis A.G.	594,063
4,723	Sanofi S.A.	457,335
922	Stryker Corporation	364,771
1,245	Zoetis, Inc.	194,158
		4,104,470
	Industrials - 9.8%
3,984	ABB Ltd.	237,564
1,912	Ashtead Group PLC	122,531
5,541	Canadian Pacific Kansas City Ltd.(a)	440,072
896	Cintas Corporation	199,691
1,867	Delta Air Lines, Inc.	91,819
393	Expeditors International of Washington, Inc.	44,900
645	General Dynamics Corporation	188,121
23,171	Hexagon A.B.	233,077
1,200	Hoshizaki Corp(a)	41,458
544	Lockheed Martin Corporation	251,948
11,220	Mitsubishi Electric Corporation(a)	242,348
1,425	PACCAR, Inc.	135,461
790	Rollins, Inc.	44,572
5,119	Siemens A.G.	1,312,308
149	Snap-on, Inc.	46,366
1,629	Southwest Airlines Company	52,845
567	Spirax-Sarco Engineering plc(a)	46,345

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Industrials - 9.8% (Continued)
3,800	Tokyo Metro Company Ltd.	$44,258
579	Trane Technologies PLC	253,260
147	TransDigm Group, Inc. (a)	223,534
1,962	United Parcel Service, Inc., Class B	198,044
650	Xylem, Inc.	84,084
		4,534,606
	Materials - 2.4%
3,003	Agnico Eagle Mines Ltd.	357,685
1,352	Amrize Ltd.(a)	67,447
677	Ecolab, Inc.	182,411
2,210	Lafarge Holcim - Reclaim	164,065
763	LyondellBasell Industries N.V., Class A	44,147
2,542	Newmont Corporation	148,097
6,269	Nippon Steel Corporation(a)	118,956
1,349	Smurfit WestRock plc	58,209
		1,141,017
	Real Estate - 1.5%
1,851	Aena SME S.A.	49,403
372	AvalonBay Communities, Inc.	75,702
170	Essex Property Trust, Inc.	48,178
1,470	Invitation Homes, Inc.	48,216
58	Japan Real Estate Investment Corp.	47,478
2,316	Realty Income Corporation	133,426
6,093	Segro Plc	56,835
817	Simon Property Group, Inc.	131,341
2,744	VICI Properties, Inc.	89,454
		680,033
	Technology - 15.8%
1,679	Accenture PLC, Class A	501,836
11,159	Broadcom, Inc.	3,075,979
354	CDW Corporation	63,221
10,158	Cisco Systems, Inc.	704,762
1,983	Corning, Inc.	104,286
761	Dell Technologies, Inc., Class C	93,299
101	FactSet Research Systems, Inc.	45,175

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 97.4% (Continued)
	Technology - 15.8% (Continued)
425	Garmin Ltd.	$88,706
3,558	Hewlett Packard Enterprise Company	72,761
2,328	International Business Machines Corporation	686,248
3,225	Lam Research Corporation	313,922
442	Motorola Solutions, Inc.	185,843
523	NetApp, Inc.	55,726
1,859	Open Text Corpation	54,305
12,500	Panasonic Holdings Corporation	134,998
859	Paychex, Inc.	124,950
533	Seagate Technology Holdings PLC	76,928
33,901	Sony Group Corporation	877,946
4,263	Sumito Electric Ind(a)	91,606
		7,352,497
	Utilities - 2.2%
502	American Water Works Company, Inc.	69,834
2,037	Duke Energy Corporation	240,366
2,634	Exelon Corporation	114,368
1,346	FirstEnergy Corporation	54,190
1,215	NiSource, Inc.	49,013
496	NRG Energy, Inc.	79,648
1,246	Public Service Enterprise Group, Inc.	104,888
1,375	Severn Trent plc	51,598
2,859	Southern Company (The)	262,542
		1,026,447

	TOTAL COMMON STOCKS (Cost $42,402,781)	45,216,961

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
3,111	iShares MSCI EAFE ETF	278,092
526	SPDR S&P 500 ETF Trust ETF	324,990
572	Vanguard S&P 500 ETF	324,913
	TOTAL EXCHANGE-TRADED FUNDS (Cost $870,583)	927,995

NAA WORLD EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Fair Value

TOTAL INVESTMENTS - 99.4% (Cost $43,273,364)	$46,144,956
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	285,808
NET ASSETS - 100.0%	$46,430,764

(a)	Non-income producing security.

A/S - Anonim Sirketi

ETF - Exchange-Traded Fund

Ltd - Limited Company

MSCI - Morgan Stanley Capital International

N.V. - Naamioze Vennootschap

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Société Anonyme

S.E. - Société Européene

SPDR - Standard & Poor’s Depositary Receipt